Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	$ 648,704	$ 509,789
Intangible assets	988,406	0
Goodwill	4,418,226
Lease right-of-use assets	4,059,896	863,645
Deferred tax assets	14,631,743	9,913,707
Total non current assets	24,746,975	11,287,141
Current assets
Current financial assets	10,000,880	0
Deferred transaction cost	7,355,404
Trade and other receivables	6,603,240	2,860,116
Prepaid expenses and other current assets	1,102,989	224,670
Advances to shareholders		36,091
Cash and cash equivalents	9,529,723	10,348,732
Total current assets	34,592,236	13,469,609
Total assets	59,339,211	24,756,750
EQUITY
Share capital	88,881,717	88,881,717
Employee share scheme reserve	36,929,523	3,318,292
Foreign currency translation reserve	450,863	860,374
Accumulated deficit	(216,066,255)	(74,650,123)
(Deficit)/equity attributable to equity holders of the Parent Company	(89,804,152)	18,410,260
Non-controlling interests	66,378
(Deficit)/Total equity	(89,737,774)	18,410,260
Non-current liabilities
Provision for employees' end of service benefits	815,407	164,511
Interest-bearing loans	337,545
Lease liabilities	2,961,317	625,864
Total non current liabilities	4,114,269	790,375
Current liabilities
Derivatives liabilities	44,330,400
Convertible notes	74,606,482
Accounts payable, accruals and other payables	23,606,454	3,938,603
Current tax liabilities	678,972	1,314,793
Loans from a related party	478,764	0
Interest-bearing loans	60,440
Lease liabilities	1,201,204	302,719
Total Current liabilities	144,962,716	5,556,115
Total liabilities	149,076,985	6,346,490
Total equity and liabilities	$ 59,339,211	$ 24,756,750